Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Percentage of financing guaranteed	10.00%
Operating expenses related to variable lease payments	$ 13,500	$ 1,100	$ 2,100
Interest for lease liabilities	19,170	21,068	22,533
CMV
Disclosure of transactions between related parties [line items]
Capital contributed	6,500	8,500	7,000
Contributed capital recognized as losses and included in other financial loss	5,200	7,900	7,000
Investments in associated companies	$ 1,300	600		$ 0
Percentage of interest in related parties	10.00%
CMV | Onboard and Other
Disclosure of transactions between related parties [line items]
Services revenue		11,300	$ 23,500
VCL
Disclosure of transactions between related parties [line items]
Maximum amount of financing guaranteed	$ 45,000
Viking Yidun
Disclosure of transactions between related parties [line items]
Operating expenses related to non-lease components and variable lease payments	12,600	8,100
Depreciation expense related to lease	3,300	2,300
Interest for lease liabilities	$ 300	$ 200
Viking Hungary
Disclosure of transactions between related parties [line items]
Percentage of legal title sold	100.00%